Nature Of Operations And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives) (Detail)	12 Months Ended
Dec. 31, 2017
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Rate	20%
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Rate	30%
Vehicles And Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Rate	30%